Investments (Equity Method Investments, Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Total Revenue	$ 11,062,060	$ 11,031,051	$ 565,409
Total Expenses	(1,655,673)	(2,044,942)	(201,644)
Net earnings (losses)	9,406,387	8,986,109	363,765
Earnings in net earnings (losses) included above	(36,513)	62,173	8,644
Equity in net earnings (losses) of LP/LLC interests not included above	7,320	28,765	25,859
Net income (loss)	$ (29,193)	$ 90,938	$ 34,503